Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2019-1 Class E
04/14/2025	4.840%	900,000	927,070
Series 2020-2 Class D
05/13/2026	5.650%	2,000,000	2,195,905
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.725%	2,500,000	2,444,590
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	1,000,000	1,003,983
Series 2019-B Class B
10/15/2026	3.150%	1,500,000	1,494,413
Series 2019-B Class C
10/15/2026	4.540%	3,000,000	2,917,878
Series 2020-REV1 Class B
05/15/2029	2.680%	496,000	473,946
Subordinated Series 2018-B Class C
11/17/2025	5.000%	1,500,000	1,500,535
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.722%	2,500,000	2,430,920
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	1,000,000	983,843
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	1,496,369	1,504,316
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	659,217	674,226
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	500,000	507,432
Series 2019-A Class C
06/22/2026	7.620%	200,000	204,635
LendingClub Receivables Trust(a)
Series 2019-3 Class A
10/15/2025	3.750%	1,430,617	1,422,258
Series 2019-5 Class A
12/15/2045	3.750%	1,483,574	1,475,025
Series 2019-7 Class A
01/15/2027	3.750%	632,833	631,166
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-T1 Class A
02/15/2046	3.500%	843,242	840,412
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	828,750
Series 2020-T1 Class R1
02/15/2046	0.000%	2,100,000	1,207,500
Series 2020-T1 Class R2
02/15/2046	0.000%	430,000	247,250
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	2,152,500
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.022%	7,000,000	6,939,352
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	1,100,000	1,081,689
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-2 Class NOTE
12/15/2027	7.500%	1,116,889	1,125,265
Prosper Pass-Through Trust(a),(c)
Series 2019-ST2 Class A
11/15/2025	3.750%	1,392,705	1,399,669
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	100,000	770,900
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	2,300,000	2,251,240
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	4,769,000	4,704,589
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	2,000,000	1,938,498
Total Asset-Backed Securities — Non-Agency (Cost $48,875,516)			48,279,755

Commercial Mortgage-Backed Securities - Agency 0.2%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.877%	2,518,920	189,821
Series 2019-109 Class IO
04/16/2060	0.835%	4,929,476	375,999
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-131 Class IO
07/16/2061	0.932%	4,948,970	360,768
Series 2020-19 Class IO
12/16/2061	0.960%	3,021,743	260,137
Series 2020-3 Class IO
02/16/2062	0.881%	3,443,195	271,810
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,665,428)			1,458,535

Commercial Mortgage-Backed Securities - Non-Agency 6.4%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	350,901
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.862%	2,065,000	1,878,827
Subordinated Series 2019-RLJ Class C
1-month USD LIBOR + 1.600% Floor 1.600% 04/15/2036	1.762%	1,250,000	1,127,969
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.162%	207,394	196,163
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.112%	1,500,000	1,204,997
BFLD(a),(b)
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.352%	1,000,000	812,809
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.702%	400,000	347,958
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	1.932%	1,175,000	1,092,621
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.582%	500,000	450,005
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-ATL Class E
1-month USD LIBOR + 2.237% Floor 2.237% 10/15/2036	2.399%	2,000,000	1,763,526
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	1,350,000	1,224,115
BX Trust(a),(f)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	500,000	476,508
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.662%	1,000,000	952,509
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.412%	1,000,000	951,259
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.883%	900,000	760,500
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.579%	1,350,000	979,619
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class D
02/10/2037	3.754%	600,000	539,882
Series 2020-CBM Class F
02/10/2037	3.754%	2,200,000	1,924,164
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	3.903%	1,750,000	1,609,772
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	245,000	180,457
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,500,000	2,705,706
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	428,809
Hilton U.S.A. Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.333%	3,000,000	2,674,192

2	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	2,700,000	2,661,363
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	500,000	479,510
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	351,830	334,444
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.161%	2,000,000	1,977,873
JPMorgan Chase Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2016-WIKI Class E
10/05/2031	4.143%	783,000	684,094
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	434,707
Morgan Stanley Capital I Trust(a),(b)
Subordinated Series 2017-ASHF Class E
1-month USD LIBOR + 3.150% Floor 3.150% 11/15/2034	3.312%	500,000	387,131
Progress Residential Trust(a)
Series 2018-SF3 Class B
10/17/2035	4.079%	2,000,000	2,052,574
Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,844,288
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	548,239
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	1,000,000	1,024,136
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	528,307
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.262%	800,000	735,370
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	0.912%	1,200,000	1,160,782
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740% 02/15/2037	2.902%	1,000,000	834,824
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $47,859,570)			45,320,910

Residential Mortgage-Backed Securities - Agency 36.2%

Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.325%	1,384,188	350,711
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.905%	1,883,678	418,496
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.875%	2,488,167	622,486
Federal Home Loan Mortgage Corp. REMIC(b),(g)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	5.975%	3,953,596	966,467
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.825%	23,906,242	5,419,516
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.825%	4,603,250	778,456
Government National Mortgage Association(b),(g)
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.242%	43,037,019	3,167,249
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.942%	5,361,403	1,225,514

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	3

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	5.942%	19,588,880	3,150,642
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.042%	2,986,928	651,879
Government National Mortgage Association(g)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	3,843,082	471,876
CMO Series 2019-158 Class PI
12/20/2049	3.500%	7,743,146	901,897
Government National Mortgage Association TBA(h)
09/21/2050	2.500%	30,000,000	31,610,156
Uniform Mortgage-Backed Security TBA(h)
09/14/2050	2.000%	94,500,000	97,453,125
09/14/2050	2.500%	75,000,000	78,931,640
10/14/2050	3.000%	28,000,000	29,456,323
Total Residential Mortgage-Backed Securities - Agency (Cost $255,122,839)			255,576,433

Residential Mortgage-Backed Securities - Non-Agency 14.7%

Angel Oak Mortgage Trust I LLC(a),(f)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	700,000	702,125
Bayview Koitere Fund Trust(a),(f)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	1,958,381	1,965,364
Bayview Opportunity Master Fund IVa Trust(a),(c),(e),(f)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	1,963,470	1,982,670
Bayview Opportunity Master Fund Trust(a),(f)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	221,262	220,051
Bellemeade Re Ltd(a),(b)
Subordinated CMO Series 2020-1A Class B1
1-month USD LIBOR + 4.400% 06/25/2030	4.572%	800,000	800,001
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.775%	5,000,000	4,840,276
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.925%	1,500,000	1,479,049
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.675%	200,000	178,738
Bellemeade Re.(a),(b),(h)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.683%	1,700,000	1,700,000
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM1 Class B1
07/25/2059	4.006%	4,782,000	4,759,246
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,512,500	2,431,039
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	1,000,000	931,378
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	300,328
CMO Series 2020-NQM1 Class B2
05/25/2060	5.719%	430,000	409,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.925%	370,000	353,426
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	4,500,000	4,364,295
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	207,761
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.425%	1,600,000	1,206,816
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.325%	611,753	554,138
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	1,713,105	1,736,846
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.543%	1,980,773	1,992,466
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class B1
12/25/2057	4.340%	500,000	501,384
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class B2
05/25/2065	5.882%	600,000	565,465

4	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.975%	481,252	477,435
Eagle RE Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.875%	1,825,512	1,795,737
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.926%	1,000,000	992,488
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	4,000,000	3,543,742
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.158%	1,600,000	1,630,443
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.275%	2,000,000	1,971,366
GCAT Trust(a),(f)
Subordinated CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	575,735
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.075%	2,000,000	1,942,362
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	5,000,000	4,916,346
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	700,000	700,499
New Residential Mortgage Loan Trust(a),(c),(e),(f)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	2,000,000	2,000,000
OMSR(a),(c),(e)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	3,115,627	2,897,533
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.170%	1,706,152	1,503,601
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.920%	1,573,540	1,516,625
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.025%	2,750,000	2,685,617
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.825%	4,250,000	4,061,481
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	1,500,000	1,453,836
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-NPL2 Class A2
02/27/2060	6.170%	300,000	300,186
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	1,982,597	1,997,970
PRPM LLC(a),(f)
CMO Series 2020-1A Class A2
02/25/2025	3.967%	2,250,000	2,139,115
RCO V Mortgage LLC(a),(f)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	3,532,030	3,517,850
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	682,078
Stonnington Mortgage Trust(a),(c),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	2,000,000	2,000,000
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	1,000,000	1,011,300
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,050,000	1,059,782
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(f)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	467,820	461,127
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL4 Class A1B
08/25/2049	4.150%	7,350,000	7,104,669
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	1,070,112	1,061,834
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	1,500,000	1,454,364

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	5

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(f)
CMO Series 2019-3 Class M1
07/25/2059	3.139%	6,995,000	7,010,765
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	2,289,000	2,129,853
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	459,190
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	327,000	313,807
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	150,000	154,480
CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	150,000	148,392
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	550,000	583,067
Visio Trust(a),(f)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	88,969
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	187,847
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	796,709
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $102,536,192)			103,510,062

Treasury Bills 17.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 17.9%
U.S. Treasury Bills
09/17/2020	0.100%	59,600,000	59,597,354
U.S. Treasury Bills(i)
03/25/2021	0.100%	67,000,000	66,960,554
Total			126,557,908
Total Treasury Bills (Cost $126,557,513)			126,557,908

Options Purchased Puts 0.2%
Value ($)
(Cost $1,636,000)	1,026,636

Money Market Funds 41.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(j),(k)	292,675,574	292,675,574
Total Money Market Funds (Cost $292,672,159)		292,675,574
Total Investments in Securities (Cost: $876,925,217)		874,405,813
Other Assets & Liabilities, Net		(168,953,979)
Net Assets		705,451,834

At August 31, 2020, securities and/or cash totaling $85,959,424 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,756,000 NOK	1,216,548 USD	Citi	09/02/2020	—	(14,721)
2,955,000 SEK	340,441 USD	Citi	09/02/2020	—	(1,185)
63,896,759 USD	584,011,000 NOK	Citi	09/02/2020	2,956,613	—
64,433,534 USD	562,416,000 SEK	Citi	09/02/2020	587,160	—
43,691,000 AUD	31,300,767 USD	Citi	09/16/2020	—	(925,167)
77,500,502 BRL	14,490,448 USD	Citi	09/16/2020	350,468	—
33,233,166 BRL	6,053,303 USD	Citi	09/16/2020	—	(10,094)
81,274,000 CAD	60,005,248 USD	Citi	09/16/2020	—	(2,307,391)
36,027,000 CHF	38,203,573 USD	Citi	09/16/2020	—	(1,668,394)
2,580,000,000 CLP	3,340,023 USD	Citi	09/16/2020	21,761	—
6,080,000,000 CLP	7,582,264 USD	Citi	09/16/2020	—	(237,516)
8,246,000 CNH	1,203,544 USD	Citi	09/16/2020	1,224	—
68,697,460 CNH	9,740,753 USD	Citi	09/16/2020	—	(275,777)
5,700,000,000 COP	1,553,474 USD	Citi	09/16/2020	31,244	—
14,913,363,820 COP	3,948,232 USD	Citi	09/16/2020	—	(34,501)
6	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
85,000,000 CZK	3,692,490 USD	Citi	09/16/2020	—	(169,480)
139,322,429 EUR	161,505,831 USD	Citi	09/16/2020	—	(4,807,241)
26,670,000 GBP	33,412,276 USD	Citi	09/16/2020	—	(2,242,586)
303,283,000 HUF	1,020,311 USD	Citi	09/16/2020	2,454	—
1,464,169,000 HUF	4,744,865 USD	Citi	09/16/2020	—	(169,075)
5,050,000,000 IDR	351,156 USD	Citi	09/16/2020	4,979	—
28,850,000,000 IDR	1,954,040 USD	Citi	09/16/2020	—	(23,627)
8,000,000 ILS	2,289,730 USD	Citi	09/16/2020	—	(95,577)
38,875,000 INR	529,016 USD	Citi	09/16/2020	745	—
337,581,000 INR	4,491,479 USD	Citi	09/16/2020	—	(95,902)
2,315,350,750 JPY	21,917,823 USD	Citi	09/16/2020	53,132	—
3,966,079,250 JPY	37,065,094 USD	Citi	09/16/2020	—	(388,020)
9,408,971,000 KRW	7,938,105 USD	Citi	09/16/2020	16,335	—
8,643,958,000 KRW	7,152,631 USD	Citi	09/16/2020	—	(125,046)
260,826,000 NOK	27,982,143 USD	Citi	09/16/2020	—	(1,878,529)
3,158,751 NZD	2,128,141 USD	Citi	09/16/2020	451	—
73,898,249 NZD	48,419,314 USD	Citi	09/16/2020	—	(1,357,500)
17,500,000 PHP	360,764 USD	Citi	09/16/2020	27	—
105,500,000 PHP	2,150,085 USD	Citi	09/16/2020	—	(24,643)
29,612,000 PLN	7,513,730 USD	Citi	09/16/2020	—	(527,295)
155,000,000 RUB	2,164,866 USD	Citi	09/16/2020	78,478	—
59,000,000 RUB	780,542 USD	Citi	09/16/2020	—	(13,631)
63,322,000 SEK	6,697,460 USD	Citi	09/16/2020	—	(624,401)
7,922,163 SGD	5,697,087 USD	Citi	09/16/2020	—	(125,718)
117,700,000 TWD	4,019,103 USD	Citi	09/16/2020	6,187	—
74,775,000 TWD	2,548,841 USD	Citi	09/16/2020	—	(571)
36,338,008 USD	51,846,000 AUD	Citi	09/16/2020	1,902,953	—
8,128,723 USD	45,428,751 BRL	Citi	09/16/2020	159,761	—
9,711,333 USD	50,162,000 BRL	Citi	09/16/2020	—	(559,268)
43,288,828 USD	57,298,000 CAD	Citi	09/16/2020	641,451	—
6,132,277 USD	7,992,000 CAD	Citi	09/16/2020	—	(4,824)
37,479,956 USD	36,027,000 CHF	Citi	09/16/2020	2,392,011	—
8,719,382 USD	6,916,250,000 CLP	Citi	09/16/2020	175,939	—
1,571,999 USD	1,201,250,000 CLP	Citi	09/16/2020	—	(27,013)
10,909,488 USD	76,943,460 CNH	Citi	09/16/2020	309,361	—
5,445,956 USD	20,613,363,820 COP	Citi	09/16/2020	59,007	—
3,738,766 USD	85,000,000 CZK	Citi	09/16/2020	123,204	—
187,172,330 USD	162,132,179 EUR	Citi	09/16/2020	6,369,377	—
27,630,937 USD	21,195,000 GBP	Citi	09/16/2020	704,450	—
1,858,578 USD	557,575,000 HUF	Citi	09/16/2020	12,716	—
4,640,784 USD	1,366,089,500 HUF	Citi	09/16/2020	—	(56,012)
1,151,732 USD	16,950,000,000 IDR	Citi	09/16/2020	10,191	—
582,516 USD	8,475,000,000 IDR	Citi	09/16/2020	—	(1,555)
2,348,727 USD	8,000,000 ILS	Citi	09/16/2020	36,580	—
5,474,213 USD	412,726,125 INR	Citi	09/16/2020	134,312	—
188,182 USD	13,826,625 INR	Citi	09/16/2020	—	(292)
58,313,121 USD	6,281,430,000 JPY	Citi	09/16/2020	1,004,684	—
12,586,276 USD	15,258,656,375 KRW	Citi	09/16/2020	260,567	—
3,272,453 USD	3,878,662,250 KRW	Citi	09/16/2020	—	(6,860)
23,989,364 USD	218,958,250 NOK	Citi	09/16/2020	1,078,078	—
43,633,418 USD	68,734,250 NZD	Citi	09/16/2020	2,664,999	—
5,608,131 USD	8,322,750 NZD	Citi	09/16/2020	—	(2,045)
2,456,126 USD	123,000,000 PHP	Citi	09/16/2020	79,339	—
7,914,962 USD	29,612,000 PLN	Citi	09/16/2020	126,063	—
26,859 USD	2,000,000 RUB	Citi	09/16/2020	62	—
2,992,812 USD	212,000,000 RUB	Citi	09/16/2020	—	(139,172)
7,108,144 USD	63,322,000 SEK	Citi	09/16/2020	213,717	—
5,678,582 USD	7,922,163 SGD	Citi	09/16/2020	144,223	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	7

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,604,773 USD	136,600,000 TWD	Citi	09/16/2020	52,528	—
2,771,056 USD	80,800,000 TWD	Citi	09/16/2020	—	(16,226)
3,854,967 USD	66,582,750 ZAR	Citi	09/16/2020	66,770	—
3,767,939 USD	63,444,500 ZAR	Citi	09/16/2020	—	(31,046)
39,408,000 ZAR	2,340,819 USD	Citi	09/16/2020	19,680	—
111,272,000 ZAR	6,376,807 USD	Citi	09/16/2020	—	(177,136)
47,900,000 MXN	2,185,156 USD	Citi	09/17/2020	146	—
540,400,796 MXN	24,038,631 USD	Citi	09/17/2020	—	(612,327)
23,341,816 USD	522,983,296 MXN	Citi	09/17/2020	514,624	—
63,887,933 USD	559,550,000 NOK	Citi	10/07/2020	181,089	—
63,859,296 USD	550,652,000 SEK	Citi	10/07/2020	—	(172,433)
841,000 AUD	602,917 USD	Citi	12/16/2020	—	(17,527)
45,428,751 BRL	8,105,745 USD	Citi	12/16/2020	—	(158,869)
7,992,000 CAD	6,133,500 USD	Citi	12/16/2020	4,689	—
39,960,000 CAD	30,374,196 USD	Citi	12/16/2020	—	(269,858)
271,250,000 CLP	350,416 USD	Citi	12/16/2020	1,245	—
1,356,250,000 CLP	1,730,643 USD	Citi	12/16/2020	—	(15,212)
153,000 CNH	22,188 USD	Citi	12/16/2020	13	—
7,016,000 CNH	1,009,476 USD	Citi	12/16/2020	—	(7,407)
11,200,000,000 COP	2,907,694 USD	Citi	12/16/2020	—	(65,256)
16,425,000 GBP	21,653,981 USD	Citi	12/16/2020	—	(315,003)
108,787,500 HUF	365,211 USD	Citi	12/16/2020	409	—
229,660,000 HUF	766,987 USD	Citi	12/16/2020	—	(3,143)
15,175,000,000 IDR	1,032,317 USD	Citi	12/16/2020	3,877	—
30,750,000,000 IDR	2,066,497 USD	Citi	12/16/2020	—	(17,492)
6,700,000 ILS	1,971,726 USD	Citi	12/16/2020	—	(29,196)
83,476,750 INR	1,112,072 USD	Citi	12/16/2020	—	(13,757)
1,122,174,000 JPY	10,603,086 USD	Citi	12/16/2020	—	(7,281)
1,813,094,500 KRW	1,531,189 USD	Citi	12/16/2020	1,247	—
1,314,331,125 KRW	1,106,605 USD	Citi	12/16/2020	—	(2,466)
145,953,500 MXN	6,564,358 USD	Citi	12/16/2020	—	(20,931)
187,751,250 NOK	21,009,330 USD	Citi	12/16/2020	—	(492,926)
8,322,750 NZD	5,607,107 USD	Citi	12/16/2020	2,013	—
27,518,250 NZD	18,088,771 USD	Citi	12/16/2020	—	(443,853)
16,470,000 PLN	4,446,433 USD	Citi	12/16/2020	—	(27,803)
12,000,000 RUB	159,438 USD	Citi	12/16/2020	—	(588)
1,460,000 SGD	1,068,296 USD	Citi	12/16/2020	—	(4,950)
18,215,579 USD	25,180,000 AUD	Citi	12/16/2020	360,846	—
98,524 USD	553,000 BRL	Citi	12/16/2020	2,080	—
1,669,958 USD	2,204,000 CAD	Citi	12/16/2020	20,220	—
8,156,275 USD	7,388,000 CHF	Citi	12/16/2020	42,299	—
915,627 USD	720,000,000 CLP	Citi	12/16/2020	11,205	—
3,667,144 USD	25,518,000 CNH	Citi	12/16/2020	31,377	—
1,196,220 USD	8,246,000 CNH	Citi	12/16/2020	—	(1,064)
2,055,076 USD	45,400,000 CZK	Citi	12/16/2020	8,920	—
84,646,508 USD	71,340,250 EUR	Citi	12/16/2020	684,286	—
14,255,690 USD	10,847,000 GBP	Citi	12/16/2020	252,534	—
1,768,887 USD	530,000,000 HUF	Citi	12/16/2020	8,387	—
1,023,508 USD	305,000,000 HUF	Citi	12/16/2020	—	(737)
3,107,127 USD	233,250,000 INR	Citi	12/16/2020	38,653	—
14,165,001 USD	1,505,477,250 JPY	Citi	12/16/2020	69,571	—
4,755,249 USD	501,825,750 JPY	Citi	12/16/2020	—	(10,391)
5,164,295 USD	6,130,000,000 KRW	Citi	12/16/2020	8,376	—
3,985,006 USD	4,717,500,000 KRW	Citi	12/16/2020	—	(4,242)
3,883,448 USD	86,584,000 MXN	Citi	12/16/2020	23,144	—
235,088 USD	5,200,000 MXN	Citi	12/16/2020	—	(469)
10,999,523 USD	16,781,249 NZD	Citi	12/16/2020	302,089	—
2,127,776 USD	3,158,751 NZD	Citi	12/16/2020	—	(462)
8	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,538,936 USD	124,000,000 PHP	Citi	12/16/2020	5,847	—
554,314 USD	27,000,000 PHP	Citi	12/16/2020	—	(208)
773,030 USD	59,000,000 RUB	Citi	12/16/2020	13,763	—
969,967 USD	8,496,000 SEK	Citi	12/16/2020	13,394	—
138,846 USD	190,000 SGD	Citi	12/16/2020	823	—
6,007,558 USD	174,475,000 TWD	Citi	12/16/2020	—	(9,118)
563,440 USD	9,800,000 ZAR	Citi	12/17/2020	8,340	—
1,159,979 USD	19,800,000 ZAR	Citi	12/17/2020	—	(4,748)
41,305,500 ZAR	2,420,764 USD	Citi	12/17/2020	10,796	—
20,652,750 ZAR	1,190,523 USD	Citi	12/17/2020	—	(14,461)
88,773,000 AUD	64,029,863 USD	Goldman Sachs	09/02/2020	—	(1,444,676)
48,896,000 GBP	63,724,571 USD	Goldman Sachs	09/02/2020	—	(1,637,160)
95,903,000 NZD	63,328,971 USD	Goldman Sachs	09/02/2020	—	(1,271,271)
64,074,883 USD	48,896,000 GBP	Goldman Sachs	09/02/2020	1,286,848	—
63,306,409 USD	95,903,000 NZD	Goldman Sachs	09/02/2020	1,293,833	—
86,705,000 AUD	63,863,608 USD	Goldman Sachs	10/07/2020	—	(93,335)
58,580,000 CHF	63,680,217 USD	Morgan Stanley	09/02/2020	—	(1,124,252)
54,342,000 EUR	63,719,597 USD	Morgan Stanley	09/02/2020	—	(1,129,438)
641,014 USD	581,000 CHF	Morgan Stanley	09/02/2020	1,720	—
485,510 USD	409,000 EUR	Morgan Stanley	09/02/2020	2,571	—
150,231,000 SEK	17,350,378 USD	Morgan Stanley	09/14/2020	—	(20,268)
48,600,000 AUD	34,285,235 USD	Morgan Stanley	09/16/2020	—	(1,561,516)
12,700,000 CAD	9,457,853 USD	Morgan Stanley	09/16/2020	—	(279,215)
19,250,000 CHF	20,384,374 USD	Morgan Stanley	09/16/2020	—	(920,075)
9,600,000 EUR	10,808,363 USD	Morgan Stanley	09/16/2020	—	(651,425)
23,650,000 GBP	30,024,345 USD	Morgan Stanley	09/16/2020	—	(1,593,108)
2,275,000,000 JPY	21,214,016 USD	Morgan Stanley	09/16/2020	—	(269,628)
371,250,000 NOK	39,279,576 USD	Morgan Stanley	09/16/2020	—	(3,222,991)
39,800,000 NZD	26,354,128 USD	Morgan Stanley	09/16/2020	—	(454,588)
107,750,000 SEK	12,198,503 USD	Morgan Stanley	09/16/2020	—	(260,523)
5,038,365 USD	7,250,000 AUD	Morgan Stanley	09/16/2020	309,144	—
9,140,551 USD	12,300,000 CAD	Morgan Stanley	09/16/2020	289,839	—
44,691,385 USD	42,150,000 CHF	Morgan Stanley	09/16/2020	1,957,057	—
21,769,010 USD	18,950,000 EUR	Morgan Stanley	09/16/2020	852,134	—
14,308,592 USD	11,250,000 GBP	Morgan Stanley	09/16/2020	731,423	—
39,494,068 USD	4,300,000,000 JPY	Morgan Stanley	09/16/2020	1,112,380	—
474,100 USD	50,000,000 JPY	Morgan Stanley	09/16/2020	—	(1,932)
27,861,851 USD	254,500,000 NOK	Morgan Stanley	09/16/2020	1,274,589	—
13,107,915 USD	20,200,000 NZD	Morgan Stanley	09/16/2020	498,519	—
44,764,514 USD	414,000,000 SEK	Morgan Stanley	09/16/2020	3,105,897	—
57,635,000 CHF	63,934,463 USD	Morgan Stanley	10/07/2020	108,203	—
53,499,000 EUR	63,906,696 USD	Morgan Stanley	10/07/2020	13,480	—
85,377,000 CAD	65,320,953 USD	UBS	09/02/2020	—	(134,638)
63,622,832 USD	85,377,000 CAD	UBS	09/02/2020	1,832,759	—
63,819,757 USD	83,392,000 CAD	UBS	10/07/2020	120,539	—
Total				40,270,518	(37,979,254)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	22	09/2020	EUR	2,414,940	—	(43,029)
Australian 10-Year Bond	576	09/2020	AUD	84,941,862	—	(354,594)
Australian 10-Year Bond	526	09/2020	AUD	77,568,436	—	(437,482)
Bist 30 Index	4,648	10/2020	TRY	56,577,780	—	(229,993)
Copper	19	12/2020	USD	3,166,469	26,638	—
Copper	19	12/2020	USD	1,454,213	23,703	—
Copper	3	12/2020	USD	229,613	1,670	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	9

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Corn	169	12/2020	USD	3,022,988	64,495	—
Cotton	106	12/2020	USD	3,453,480	10,516	—
DAX Index	48	09/2020	EUR	15,511,200	440,321	—
DAX Index	42	09/2020	EUR	13,572,300	290,004	—
DJIA Index E-mini	12	09/2020	USD	1,704,960	55,668	—
EURO STOXX 50 Index	40	09/2020	EUR	1,306,000	11,306	—
EURO STOXX 50 Index	235	09/2020	EUR	7,672,750	—	(106,293)
Euro-OAT	63	09/2020	EUR	10,550,610	133,127	—
Euro-OAT	20	09/2020	EUR	3,349,400	—	(32,840)
FTSE 100 Index	62	09/2020	GBP	3,696,130	—	(134,119)
FTSE/JSE Top 40 Index	15	09/2020	ZAR	7,663,800	—	(4,543)
FTSE/MIB Index	170	09/2020	EUR	16,680,400	55,659	—
FTSE/MIB Index	13	09/2020	EUR	1,275,560	—	(14,319)
Gold 100 oz.	61	12/2020	USD	12,069,460	332,749	—
Hang Seng Index	42	09/2020	HKD	52,657,500	—	(53,900)
H-Shares Index	65	09/2020	HKD	32,438,250	—	(120,206)
KOSPI 200 Index	92	09/2020	KRW	7,054,100,000	39,891	—
Lean Hogs	132	10/2020	USD	2,830,080	134,403	—
Live Cattle	15	10/2020	USD	631,800	—	(4,365)
Long Gilt	449	12/2020	GBP	60,619,490	—	(349,355)
Mexican Bosa IPC Index	132	09/2020	MXN	48,597,120	—	(101,887)
MSCI Taiwan Index	168	09/2020	USD	8,250,480	—	(166,164)
NASDAQ 100 Index E-mini	4	09/2020	USD	969,120	76,157	—
Natural Gas	11	09/2020	USD	289,300	352	—
NY Harbor ULSD Heat Oil	1	09/2020	USD	51,127	—	(1,779)
OMXS30 Index	78	09/2020	SEK	13,767,000	4,765	—
Primary Aluminum	45	12/2020	USD	2,031,469	31,569	—
RBOB Gasoline	1	09/2020	USD	50,975	2,367	—
RBOB Gasoline	104	09/2020	USD	5,301,442	—	(1,036)
S&P 500 Index E-mini	392	09/2020	USD	68,578,440	6,799,520	—
S&P 500 Index E-mini	144	09/2020	USD	25,192,080	1,602,958	—
S&P/TSX 60 Index	176	09/2020	CAD	34,812,800	1,782,297	—
S&P/TSX 60 Index	73	09/2020	CAD	14,439,400	662,735	—
S&P/TSX 60 Index	53	09/2020	CAD	10,483,400	—	(28,636)
Silver	38	12/2020	USD	5,432,860	310,222	—
Soybean	86	11/2020	USD	4,100,050	169,601	—
Soybean	39	11/2020	USD	1,859,325	21,172	—
Soybean Oil	313	10/2020	USD	6,146,694	167,068	—
Soybean Oil	51	12/2020	USD	1,005,516	52,300	—
TOPIX Index	144	09/2020	JPY	2,327,040,000	489,005	—
TOPIX Index	51	09/2020	JPY	824,160,000	166,572	—
U.S. Treasury 10-Year Note	308	12/2020	USD	42,889,000	26,070	—
Wheat	45	12/2020	USD	1,242,563	6,700	—
Zinc	35	09/2020	USD	2,185,969	90,263	—
Total					14,081,843	(2,184,540)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(2)	09/2020	JPY	(30,304,000)	1,655	—
Brent Crude	(24)	09/2020	USD	(1,086,720)	5,055	—
CAC40 Index	(108)	09/2020	EUR	(5,337,900)	—	(17,483)
CAC40 Index	(403)	09/2020	EUR	(19,918,275)	—	(73,460)
Canadian Government 10-Year Bond	(94)	12/2020	CAD	(14,188,360)	72,554	—
Canadian Government 10-Year Bond	(17)	12/2020	CAD	(2,565,980)	5,536	—
Coffee	(16)	12/2020	USD	(774,300)	—	(91,847)
Corn	(280)	12/2020	USD	(5,008,500)	—	(140,076)
10	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(458)	09/2020	EUR	(80,406,480)	—	(211,753)
Euro-Bund	(280)	09/2020	EUR	(49,156,800)	—	(238,812)
Euro-Schatz	(260)	09/2020	EUR	(29,123,900)	6,123	—
Euro-Schatz	(126)	12/2020	EUR	(14,137,830)	1,071	—
FTSE 100 Index	(344)	09/2020	GBP	(20,507,560)	450,970	—
FTSE 100 Index	(29)	09/2020	GBP	(1,728,835)	36,964	—
FTSE/JSE Top 40 Index	(122)	09/2020	ZAR	(62,332,240)	—	(123,999)
Gold 100 oz.	(17)	12/2020	USD	(3,363,620)	—	(108,018)
Hang Seng Index	(27)	09/2020	HKD	(33,851,250)	58,899	—
H-Shares Index	(36)	09/2020	HKD	(17,965,800)	62,208	—
IBEX 35 Index	(236)	09/2020	EUR	(16,414,744)	305,186	—
IBEX 35 Index	(152)	09/2020	EUR	(10,572,208)	129,806	—
Japanese 10-Year Government Bond	(15)	09/2020	JPY	(2,273,850,000)	69,193	—
Japanese 10-Year Government Bond	(4)	09/2020	JPY	(606,360,000)	—	(2,868)
KLCI Index	(25)	09/2020	MYR	(1,916,875)	3,933	—
Lead	(7)	12/2020	USD	(345,888)	2,257	—
Long Gilt	(128)	12/2020	GBP	(17,281,280)	42,845	—
Mexican Bosa IPC Index	(19)	09/2020	MXN	(6,995,040)	11,271	—
Mini Gold	(3)	12/2020	USD	(190,836)	1,310	—
MSCI Emerging Markets Index	(59)	09/2020	USD	(3,246,180)	—	(404,956)
MSCI Singapore Index	(251)	09/2020	SGD	(7,307,865)	29,673	—
MSCI Taiwan Index	(80)	09/2020	USD	(3,928,800)	80,227	—
Natural Gas	(182)	09/2020	USD	(4,786,600)	—	(121,216)
Nickel	(13)	09/2020	USD	(1,196,832)	—	(76,392)
Nickel	(14)	12/2020	USD	(1,292,172)	—	(36,230)
NY Harbor ULSD Heat Oil	(52)	09/2020	USD	(2,658,583)	104,624	—
OMXS30 Index	(39)	09/2020	SEK	(6,883,500)	802	—
Primary Aluminum	(45)	09/2020	USD	(1,992,938)	8,052	—
SGX Nifty Index	(387)	09/2020	USD	(8,796,897)	101,896	—
SGX Nifty Index	(48)	09/2020	USD	(1,091,088)	12,652	—
SPI 200 Index	(88)	09/2020	AUD	(13,266,000)	156,858	—
SPI 200 Index	(231)	09/2020	AUD	(34,823,250)	19,790	—
SPI 200 Index	(121)	09/2020	AUD	(18,240,750)	—	(491,041)
Thai SET50 Index	(276)	09/2020	THB	(46,472,880)	49,868	—
TOPIX Index	(441)	09/2020	JPY	(7,126,560,000)	—	(1,377,008)
U.S. Long Bond	(54)	12/2020	USD	(9,488,813)	—	(53,921)
U.S. Treasury 10-Year Note	(46)	12/2020	USD	(6,405,500)	8,998	—
U.S. Treasury 10-Year Note	(376)	12/2020	USD	(52,358,000)	—	(48,916)
U.S. Treasury 2-Year Note	(87)	12/2020	USD	(19,222,242)	—	(9,083)
U.S. Treasury 5-Year Note	(88)	12/2020	USD	(11,090,750)	—	(6,210)
Wheat	(230)	12/2020	USD	(6,350,875)	—	(274,361)
WIG 20 Index	(3)	09/2020	PLN	(108,060)	90	—
WTI Crude	(131)	09/2020	USD	(5,581,910)	12,771	—
WTI Crude	(19)	09/2020	USD	(809,590)	1,894	—
Zinc	(43)	12/2020	USD	(2,708,731)	—	(54,310)
Total					1,855,031	(3,961,960)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	80,000,000	80,000,000	1.00	12/10/2020	936,000	401,256
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000,000	100,000,000	1.00	01/07/2021	700,000	625,380
Total							1,636,000	1,026,636

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	11

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.000%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Credit Suisse	12/08/2022	AUD	177,500,000	19,826	—	—	19,826	—
Fixed rate of 1.250%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/14/2022	CAD	45,900,000	69,829	—	—	69,829	—
3-Month NZD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	12/14/2022	NZD	250,500,000	(291,560)	—	—	—	(291,560)
Fixed rate of 0.500%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/16/2022	GBP	366,100,000	956,453	—	—	956,453	—
3-Month USD LIBOR	Fixed rate of 0.750%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	12/16/2022	USD	113,900,000	42,250	—	—	42,250	—
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	12/16/2022	EUR	4,400,000	915	—	—	915	—
3-Month USD LIBOR	Fixed rate of 0.750%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	12/16/2022	USD	356,600,000	(105,937)	—	—	—	(105,937)
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	12/16/2022	EUR	145,800,000	(158,714)	—	—	—	(158,714)
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/21/2022	JPY	36,216,200,000	24,593	—	—	24,593	—
3-Month SEK STIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays Annually	Credit Suisse	12/21/2022	SEK	178,800,000	1,110	—	—	1,110	—
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/21/2022	JPY	12,024,800,000	(6,158)	—	—	—	(6,158)
6-Month CHF LIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	12/21/2022	CHF	15,500,000	(7,668)	—	—	—	(7,668)
3-Month SEK STIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays Annually	Credit Suisse	12/21/2022	SEK	253,200,000	(16,208)	—	—	—	(16,208)
Fixed rate of 0.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/21/2022	NOK	704,800,000	(38,779)	—	—	—	(38,779)
Fixed rate of 0.000%	6-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Credit Suisse	03/09/2023	AUD	65,300,000	3,964	—	—	3,964	—
Fixed rate of 0.000%	6-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Credit Suisse	03/09/2023	AUD	54,600,000	(11,012)	—	—	—	(11,012)
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/15/2023	JPY	4,916,400,000	(107)	—	—	—	(107)
Fixed rate of -0.500%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/15/2023	CHF	30,600,000	(3,603)	—	—	—	(3,603)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 0.750%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/15/2023	CAD	66,800,000	(21,524)	—	—	—	(21,524)
3-Month NZD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/15/2023	NZD	251,400,000	(51,696)	—	—	—	(51,696)
Fixed rate of 0.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/15/2023	NOK	719,100,000	(64,959)	—	—	—	(64,959)
Fixed rate of 0.250%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/17/2023	GBP	178,300,000	47,566	—	—	47,566	—
6-Month EURIBOR	Fixed rate of -0.250%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/17/2023	EUR	40,300,000	22,514	—	—	22,514	—
3-Month USD LIBOR	Fixed rate of 0.003%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/17/2023	USD	8,800,000	1,510	—	—	1,510	—
Fixed rate of 0.250%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/17/2023	GBP	5,500,000	(1,948)	—	—	—	(1,948)
3-Month USD LIBOR	Fixed rate of 0.003%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/17/2023	USD	135,600,000	(28,994)	—	—	—	(28,994)
12	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/11/2030	NZD	11,200,000	138,214	—	—	138,214	—
Fixed rate of 0.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/11/2030	NZD	3,900,000	924	—	—	924	—
Fixed rate of 1.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/11/2030	NZD	16,000,000	(15,188)	—	—	—	(15,188)
6-Month AUD BBSW	Fixed rate of 0.010%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/12/2030	AUD	7,300,000	27,970	—	—	27,970	—
6-Month AUD BBSW	Fixed rate of 0.010%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/12/2030	AUD	2,300,000	(12,330)	—	—	—	(12,330)
6-Month GBP LIBOR	Fixed rate of 0.750%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/16/2030	GBP	22,400,000	76,395	—	—	76,395	—
Fixed rate of -0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/16/2030	EUR	22,700,000	63,823	—	—	63,823	—
6-Month GBP LIBOR	Fixed rate of 0.750%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/16/2030	GBP	6,200,000	(16,448)	—	—	—	(16,448)
Fixed rate of -0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/16/2030	EUR	5,900,000	(28,721)	—	—	—	(28,721)
Fixed rate of 1.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/16/2030	USD	30,400,000	(206,899)	—	—	—	(206,899)
6-Month NOK NIBOR	Fixed rate of 1.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	12/18/2030	NOK	147,300,000	203,748	—	—	203,748	—
6-Month CHF LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	12/18/2030	CHF	11,500,000	73,955	—	—	73,955	—
3-Month SEK STIBOR	Fixed rate of 0.500%	Receives Quarterly, Pays Annually	Credit Suisse	12/18/2030	SEK	5,400,000	1,180	—	—	1,180	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/18/2030	JPY	2,197,100,000	(58,149)	—	—	—	(58,149)
Fixed rate of 0.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/12/2031	NZD	34,100,000	(247,095)	—	—	—	(247,095)
6-Month AUD BBSW	Fixed rate of 1.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/13/2031	AUD	19,400,000	120,842	—	—	120,842	—
Fixed rate of 1.000%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/15/2031	CAD	22,800,000	(166,821)	—	—	—	(166,821)
6-Month GBP LIBOR	Fixed rate of 0.500%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/17/2031	GBP	29,400,000	85,002	—	—	85,002	—
Fixed rate of 0.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/17/2031	EUR	7,800,000	(20,971)	—	—	—	(20,971)
Fixed rate of 0.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/17/2031	USD	26,400,000	(108,203)	—	—	—	(108,203)
6-Month NOK NIBOR	Fixed rate of 1.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/19/2031	NOK	135,200,000	182,189	—	—	182,189	—
6-Month CHF LIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/19/2031	CHF	7,300,000	10,200	—	—	10,200	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/19/2031	JPY	240,100,000	2,565	—	—	2,565	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/19/2031	JPY	541,400,000	(8,406)	—	—	—	(8,406)
Fixed rate of 1.542%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	10/04/2029	USD	13,277,000	1,145,452	—	—	1,145,452	—
3-Month SEK STIBOR	Fixed rate of 0.198%	Receives Quarterly, Pays Annually	Morgan Stanley	10/07/2029	SEK	203,280,000	266,999	—	—	266,999	—
Fixed rate of 1.616%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	11/05/2029	USD	10,777,000	996,400	—	—	996,400	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	13

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.770%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	12/04/2029	USD	27,410,000	2,884,830	—	—	2,884,830	—
6-Month GBP LIBOR	Fixed rate of 0.999%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/02/2030	GBP	41,242,000	(2,954,586)	—	—	—	(2,954,586)
Fixed rate of 1.460%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/03/2030	AUD	30,179,000	1,330,025	—	—	1,330,025	—
Fixed rate of 1.448%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	03/02/2030	CAD	33,025,000	850,688	—	—	850,688	—
6-Month EURIBOR	Fixed rate of -0.209%	Receives SemiAnnually, Pays Annually	Morgan Stanley	03/04/2030	EUR	54,216,000	201,741	—	—	201,741	—
6-Month AUD BBSW	Fixed rate of 0.860%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	04/02/2030	AUD	39,053,000	(62,754)	—	—	—	(62,754)
3-Month USD LIBOR	Fixed rate of 0.698%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	04/03/2030	USD	23,058,000	(94,725)	—	—	—	(94,725)
6-Month GBP LIBOR	Fixed rate of 0.509%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	05/01/2030	GBP	12,180,000	(83,300)	—	—	—	(83,300)
Fixed rate of 0.891%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	05/04/2030	AUD	146,892,000	585,888	—	—	585,888	—
Fixed rate of 0.384%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	07/01/2030	GBP	17,379,000	(153,881)	—	—	—	(153,881)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 1.079%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	07/02/2030	CAD	15,700,000	35,883	—	—	35,883	—
6-Month EURIBOR	Fixed rate of -0.226%	Receives SemiAnnually, Pays Annually	Morgan Stanley	08/05/2030	EUR	18,523,000	178,481	—	—	178,481	—
3-Month NZD LIBOR	Fixed rate of 0.640%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/05/2030	NZD	37,538,000	(100,309)	—	—	—	(100,309)
Fixed rate of 0.740%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/05/2030	AUD	23,117,000	(224,019)	—	—	—	(224,019)
Total							5,282,252	—	—	10,653,924	(5,371,672)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	2,500,000	(448,827)	1,458	—	(519,751)	72,382	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	3,500,000	(628,359)	2,042	—	(688,731)	62,414	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	750,000	(134,649)	438	—	(128,514)	—	(5,697)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	2,000,000	(359,062)	1,167	—	(331,167)	—	(26,728)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.697	USD	4,000,000	(623,224)	2,333	—	(805,962)	185,071	—
14	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.697	USD	1,000,000	(155,806)	583	—	(154,369)	—	(854)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	5.444	USD	1,000,000	(155,468)	583	—	(156,970)	2,085	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	5.444	USD	3,000,000	(466,407)	1,750	—	(452,681)	—	(11,976)
Total								(2,971,802)	10,354	—	(3,238,145)	321,952	(45,255)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly			EUR	—	(2)	—	—	—	—	(2)
1-Month EURIBOR minus 0.004%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/16/2020	EUR	732,085	17,860	(443)	—	—	17,417	—
1-Month ZAR JIBAR plus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/16/2020	ZAR	30,299,801	10,229	1,987	—	—	12,216	—
1-Month EURIBOR minus 0.004%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/16/2020	EUR	358,522	8,746	(217)	—	—	8,529	—
1-Month EURIBOR minus 0.004%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/16/2020	EUR	356,351	8,693	(215)	—	—	8,478	—
1-Month EURIBOR minus 0.004%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/16/2020	EUR	350,303	8,546	(212)	—	—	8,334	—
1-Month EURIBOR minus 0.004%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/16/2020	EUR	347,202	8,470	(210)	—	—	8,260	—
1-Month SGD SOR plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/16/2020	SGD	1,054,656	6,902	114	—	—	7,016	—
1-Month PLN WIBOR minus 0.004%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	09/16/2020	PLN	939,018	4,195	(17)	—	—	4,178	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	15

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month GBP LIBOR plus 0.001%	Total return on MSCI United Kingdom Net Return GBP Index	Monthly	JPMorgan	09/16/2020	GBP	60,898	1,873	2	—	—	1,875	—
1-Month SGD SOR plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/16/2020	SGD	144,953	949	16	—	—	965	—
1-Month SGD SOR plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/16/2020	SGD	134,956	883	15	—	—	898	—
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	HKD	80,783	474	(1)	—	—	473	—
Total return on MSCI Hong Kong Net Return HKD Index	3-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	HKD	82,028	312	—	—	—	312	—
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	HKD	82,028	312	—	—	—	312	—
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	HKD	82,028	312	—	—	—	312	—
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	HKD	82,028	312	—	—	—	312	—
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	HKD	82,028	312	—	—	—	312	—
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	96	(1)	—	—	—	—	(1)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	97	(3)	—	—	—	—	(3)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	97	(3)	—	—	—	—	(3)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	97	(3)	—	—	—	—	(3)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	97	(3)	—	—	—	—	(3)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	97	(3)	—	—	—	—	(3)
16	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	97	(3)	—	—	—	—	(3)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	193	(4)	—	—	—	—	(4)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	282	(5)	—	—	—	—	(5)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	282	(5)	—	—	—	—	(5)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	282	(5)	—	—	—	—	(5)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	282	(5)	—	—	—	—	(5)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	282	(5)	—	—	—	—	(5)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	282	(5)	—	—	—	—	(5)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	282	(5)	—	—	—	—	(5)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	282	(5)	—	—	—	—	(5)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	565	(13)	—	—	—	—	(13)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	93,547	(2,605)	162	—	—	—	(2,443)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	388,594	(7,196)	173	—	—	—	(7,023)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	431,114	(7,984)	192	—	—	—	(7,792)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	449,136	(8,318)	200	—	—	—	(8,118)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	17

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	500,949	(9,277)	223	—	—	—	(9,054)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	560,927	(10,388)	250	—	—	—	(10,138)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	09/16/2020	EUR	591,057	(10,946)	263	—	—	—	(10,683)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.005%	Monthly	JPMorgan	09/16/2020	EUR	1,029,990	(28,685)	459	—	—	—	(28,226)
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2020	MXN	1,131,830	2,074	33	—	—	2,107	—
Total							(4,023)	2,774	—	—	82,306	(83,555)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bist 30 Index Oct 20	Citi	10/2020	TRY	3,931,718	—	—	—	(21,490)
H-Shares Index Sep 20	Citi	09/2020	HKD	6,986,700	—	—	—	(22,442)
Ibovespa Index Oct 20	Citi	10/2020	BRL	16,967,190	—	—	—	(115,337)
KOSPI 200 Index SEP 20	Citi	09/2020	KRW	4,677,175,000	—	—	206,647	—
SGX CNX Nifty Index Sep 20	Citi	09/2020	USD	(113,655)	—	—	1,853	—
Soybean Meal Dec 20	Citi	12/2020	USD	(1,281,250)	—	—	—	(58,285)
Soybean Nov 20	Citi	11/2020	USD	1,811,650	—	—	16,561	—
Soybean Oil Dec 20	Citi	12/2020	USD	1,143,528	—	—	35,809	—
Swiss Market Index Sep 20	Citi	09/2020	CHF	(8,131,200)	—	—	—	(12,707)
TAIEX Index Sep 20	Citi	09/2020	TWD	45,320,400	—	—	—	(30,879)
WIG 20 Index SEP 20	Citi	09/2020	PLN	(5,150,860)	—	—	16,477	—
DTOP Index SEP 20	JPMorgan	09/2020	ZAR	(2,406,490)	—	—	—	(6,527)
Hang Seng Index Sep 20	JPMorgan	09/2020	HKD	20,060,000	—	—	—	(25,192)
H-Shares Index Sep 20	JPMorgan	09/2020	HKD	16,468,650	—	—	—	(50,390)
KOSPI 200 Index SEP 20	JPMorgan	09/2020	KRW	153,350,000	—	—	8,875	—
SGX CNX Nifty Index Sep 20	JPMorgan	09/2020	USD	(1,113,819)	—	—	12,144	—
TAIEX Index Sep 20	JPMorgan	09/2020	TWD	30,213,600	—	—	—	(21,254)
H-Shares Index Sep 20	Morgan Stanley	09/2020	HKD	20,960,100	—	—	—	(63,088)
Ibovespa Index Oct 20	Morgan Stanley	10/2020	BRL	(38,824,923)	—	—	298,605	—
KOSPI 200 Index SEP 20	Morgan Stanley	09/2020	KRW	8,357,575,000	—	—	393,940	—
Swiss Market Index Sep 20	Morgan Stanley	09/2020	CHF	(14,331,240)	—	—	—	(47,175)
TAIEX Index Sep 20	Morgan Stanley	09/2020	TWD	7,553,400	—	—	—	(5,086)
Total					—	—	990,911	(479,852)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month GBP LIBOR	London Interbank Offered Rate	0.054%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.373%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	4.768%
18	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	0.252%
3-Month NZD LIBOR	London Interbank Offered Rate	0.290%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.009%)
3-Month USD LIBOR	London Interbank Offered Rate	0.241%
6-Month AUD BBSW	Bank Bill Swap Rate	0.145%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.448%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.116%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.044%)
1-Month EURIBOR	Euro Interbank Offered Rate	(0.522%)
1-Month PLN WIBOR	Warsaw Interbank Offer Rate	0.200%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	3.392%
3-Month AUD BBSW	Bank Bill Swap Rate	0.090%
6-Month CHF LIBOR	London Interbank Offered Rate	(0.670%)
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	0.330%
1-Month SGD SOR	Swap Offer Rate	0.132%
3-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.488%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $196,050,945, which represents 27.79% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2020.
(c)	Valuation based on significant unobservable inputs.
(d)	Zero coupon bond.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2020, the total value of these securities amounted to $11,803,603, which represents 1.67% of total net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2020.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	297,998,586	129,029,703	(134,312,906)	(39,809)	292,675,574	11,092	162,646	292,675,574
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	19

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
20	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020